Acquisition of Businesses Acquisition - Schedule of Intangible Assets Recorded as Part of Acquisition (Details) - USD ($) $ in Thousands	Feb. 26, 2018	Feb. 15, 2018	Aug. 31, 2016	Jul. 10, 2015	Aug. 26, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			$ 127,890
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			$ 75,218
Intangible assets, estimated useful life			15 years
Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			$ 48,665
Intangible assets, estimated useful life			15 years
Technology-Based Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired			$ 4,007
Intangible assets, estimated useful life			10 years
Rimports
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 85,700
Rimports | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 79,100
Intangible assets, estimated useful life	9 years
Rimports | Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 6,600
Intangible assets, estimated useful life	8 years
Foam Fabricators
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired		$ 118,342
Foam Fabricators | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired		$ 114,127
Intangible assets, estimated useful life		15 years
Foam Fabricators | Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets acquired		$ 4,215
Intangible assets, estimated useful life		10 years
Clean Earth Holdings | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life					15 years
Clean Earth Holdings | Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life					20 years
Manitoba Harvest | Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life				15 years
Manitoba Harvest | Technology-Based Intangible Assets [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life				10 years
Sterno Candle Lamp | Trade name
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life					10 years
Minimum | Clean Earth Holdings | Permits And Airspace
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life					10 years
Maximum | Clean Earth Holdings | Permits And Airspace
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful life					20 years